Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Entity Registrant Name	ChinaCache International Holdings Ltd.
Entity Central Index Key	0001498576
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34873
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No 8 Zhuyuan 3rd Street,
Entity Address, Address Line Two	Area 3,
Entity Address, Address Line Three	Tianzhu Comprehensive Bonded Zone
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	436,816,529
Auditor Name	Shanghai Perfect C.P.A. Partnership
Auditor Firm ID	3027
Auditor Location	Shanghai, China
Business Contact
Document and Entity Information
Contact Personnel Name	Xiaoqiang, Wei
Entity Address, Address Line One	No 8 Zhuyuan 3rd Street,
Entity Address, Address Line Two	Area 3,
Entity Address, Address Line Three	Tianzhu Comprehensive Bonded Zone
Entity Address, City or Town	Beijing,
Entity Address, Country	CN
City Area Code	86 (10)
Local Phone Number	6408 5088
Contact Personnel Fax Number	+86 (10) 6408 5888